Schedule of Investments (unaudited)
August 31, 2024
BlackRock International Dividend Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Brazil — 1.4%
B3 SA - Brasil Bolsa Balcao	5,591,108	$ 12,529,510
Canada — 5.2%
Canadian National Railway Co.	180,145	21,226,004
Teck Resources Ltd., Class B	171,977	8,234,835
TELUS Corp.	1,043,185	16,851,659
		46,312,498
Denmark — 5.0%
Novo Nordisk A/S, Class B	323,402	44,923,827
France — 11.5%
Air Liquide SA	168,247	31,402,982
Cie de Saint-Gobain SA	199,402	17,424,919
LVMH Moet Hennessy Louis Vuitton SE	40,439	30,099,425
Sanofi SA	216,563	24,306,622
		103,233,948
Germany — 9.0%
adidas AG, Class N	71,826	18,427,920
Beiersdorf AG	164,569	23,796,695
MTU Aero Engines AG, Class N	63,396	18,981,104
SAP SE	86,554	18,993,699
		80,199,418
India — 2.6%
AceVector Ltd. (Acquired 05/07/14, cost $7,423,816)(a)(b)(c)	1,595,200	717,801
HDFC Bank Ltd.	1,152,702	22,540,970
		23,258,771
Indonesia — 1.6%
Bank Rakyat Indonesia Persero Tbk PT	42,394,100	14,115,373
Italy — 3.0%
FinecoBank Banca Fineco SpA	1,592,268	27,317,744
Japan — 5.0%
Keyence Corp.	56,900	27,335,884
Sony Group Corp.	183,500	17,871,830
		45,207,714
Netherlands — 8.7%
ASML Holding NV	33,143	29,889,486
Koninklijke KPN NV	5,757,417	23,514,366
Shell PLC	697,383	24,849,082
		78,252,934
Singapore — 1.8%
United Overseas Bank Ltd.	653,354	15,705,980
Spain — 1.9%
Banco Bilbao Vizcaya Argentaria SA	1,559,957	16,572,029
Security	Shares	Value
Sweden — 6.2%
Assa Abloy AB, Class B	1,049,759	$ 33,915,706
Atlas Copco AB, A Shares	1,187,854	21,610,807
		55,526,513
Switzerland — 4.0%
Nestlé SA, Registered Shares	197,763	21,208,133
Zurich Insurance Group AG, Class N	24,545	14,247,789
		35,455,922
Taiwan — 5.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,724,000	51,039,666
United Kingdom — 14.5%
AstraZeneca PLC	194,323	34,058,145
BAE Systems PLC	1,021,081	18,358,822
Diageo PLC	707,414	23,092,994
RELX PLC	663,530	30,980,494
Smith & Nephew PLC	580,977	8,946,643
Taylor Wimpey PLC	7,012,886	14,899,745
		130,336,843
United States — 11.0%
Baker Hughes Co., Class A	833,250	29,305,403
Otis Worldwide Corp.	179,247	16,972,899
Texas Instruments, Inc.	128,889	27,626,068
Visa, Inc., Class A	90,347	24,969,200
		98,873,570
Total Long-Term Investments — 98.1% (Cost: $731,950,898)		878,862,260
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(d)(e)	16,793,257	16,793,257
Total Short-Term Securities — 1.8% (Cost: $16,793,257)		16,793,257
Total Investments — 99.9% (Cost: $748,744,155)		895,655,517
Other Assets Less Liabilities — 0.1%		449,624
Net Assets — 100.0%		$ 896,105,141
(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $717,801, representing 0.1% of its net assets as of period end, and an original cost of $7,423,816.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock International Dividend Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 536,652	$ 16,256,605(a)	$ —	$ —	$ —	$ 16,793,257	16,793,257	$ 161,642	$ —
(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 12,529,510	$ —	$ —	$ 12,529,510
Canada	46,312,498	—	—	46,312,498
Denmark	—	44,923,827	—	44,923,827
France	—	103,233,948	—	103,233,948
Germany	—	80,199,418	—	80,199,418
India	—	22,540,970	717,801	23,258,771
Indonesia	—	14,115,373	—	14,115,373
Italy	—	27,317,744	—	27,317,744
Japan	—	45,207,714	—	45,207,714
Netherlands	—	78,252,934	—	78,252,934
Singapore	—	15,705,980	—	15,705,980
Spain	—	16,572,029	—	16,572,029
Sweden	—	55,526,513	—	55,526,513
Switzerland	—	35,455,922	—	35,455,922
Taiwan	—	51,039,666	—	51,039,666
United Kingdom	—	130,336,843	—	130,336,843
United States	98,873,570	—	—	98,873,570

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock International Dividend Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 16,793,257	$ —	$ —	$ 16,793,257
	$ 174,508,835	$ 720,428,881	$ 717,801	$ 895,655,517
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